Share-Based Compensation - Summary of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Beginning	29,809,324
Number of shares, Granted	3,324,000
Number of shares, Exercised	(3,267,940)
Number of shares, Forfeited	(57,000)
Number of shares, Ending	29,808,384	29,809,324
Number of shares, Vested and expect to vest	29,808,384
Number of shares, Exercisable	22,408,508
Weighted average exercise price per share, Beginning	$ 0.29
Weighted average exercise price per share, Granted	0.25
Weighted average exercise price per share, Exercised	0.29
Weighted average exercise price per share, Forfeited	0.68
Weighted average exercise price per share, Ending	0.29	$ 0.29
Weighted average exercise price, Vested and expect to vest	0.29
Weighted average exercise price per share, Exercisable	$ 0.29
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 9 months 7 days	5 years 3 months
Weighted remaining contractual years, Vested and expect to vest	3 years 9 months 7 days
Weighted remaining contractual years, Exercisable	4 years 2 months 26 days
Aggregate intrinsic value	$ 198,265,061	$ 112,256,569
Aggregate intrinsic value, Vested and expect to vest	198,265,061
Aggregate intrinsic value, Exercisable	$ 145,053,338